Nature of Operations and Continuance of Business (Details Narrative)	3 Months Ended	6 Months Ended
	Nov. 30, 2015 USD ($)	Nov. 30, 2015 USD ($)
Nature Of Operations And Continuance Of Business Details Narrative
Revenue	$ 10,000	$ 10,000
Working capital deficit	193,350	193,350
Accumulated deficit	$ 227,692	$ 227,692